INTANGIBLE ASSETS - Reconciliation of Changes in Intangible Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 70,723	$ 98,266
Impairment		(14,980)
Technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	50,992	59,851
Impairment	[1]	(1,116)
IT projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets		5,200
Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	17,895	35,835
Impairment	[2]	(13,864)
Intangible assets including indefinite life		16,500
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[3]	1,836	2,580
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets		210,832	223,417
Cost | Technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	122,763	121,382
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	32,459	36,235
Cost | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[3]	55,610	65,800
Accumulated Depreciation/Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(125,129)	(125,151)
Accumulated Depreciation/Amortization | Technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[1]	(70,655)	(61,531)
Accumulated Depreciation/Amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	(700)	(400)
Accumulated Depreciation/Amortization | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[3]	$ (53,774)	$ (63,220)

[1]	Technology includes work in progress IT projects of $5.2 million which are not being amortized until completion.
[2]	This includes a net amount of $16.5 million with an indefinite life.
[3]	This includes sales networks and customer relationships.